BASIS OF PRESENTATION (Details) $ in Millions	9 Months Ended	12 Months Ended
	Aug. 31, 2015 item store	Nov. 30, 2014 item	Nov. 30, 2013	Nov. 30, 2012	Sep. 11, 2015 USD ($) item
Number of primary business segments	2	2
Number of full price retail stores | store	10
Number of outlet stores | store	11
Length of fiscal year	364 days	364 days	364 days	364 days
Subsequent event | Certain operating and intellectual property assets of Joe's brand and business | Completed sale of assets
Number of Purchasers					2
Total consideration | $					$ 80